Segment Reporting (Segment Reporting Information, By Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Sales	$ 8,761	$ 8,366
Operating Income (Loss)	412	304
Total Other (Income) Expense	29	36
Income from Continuing Operations before Income Taxes	383	268
Operating Segments [Member] | Chicken [Member]
Segment Reporting Information [Line Items]
Sales	2,656	2,595
Operating Income (Loss)	253	113
Operating Segments [Member] | Beef [Member]
Segment Reporting Information [Line Items]
Sales	3,734	3,485
Operating Income (Loss)	58	46
Operating Segments [Member] | Pork [Member]
Segment Reporting Information [Line Items]
Sales	1,424	1,363
Operating Income (Loss)	121	125
Operating Segments [Member] | Prepared Foods [Member]
Segment Reporting Information [Line Items]
Sales	907	841
Operating Income (Loss)	16	33
Operating Segments [Member] | International [Member]
Segment Reporting Information [Line Items]
Sales	327	327
Operating Income (Loss)	(28)	(2)
Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Sales	(287)	(265)
Intersegment Elimination [Member] | Chicken [Member]
Segment Reporting Information [Line Items]
Sales	2	2
Intersegment Elimination [Member] | Beef [Member]
Segment Reporting Information [Line Items]
Sales	63	43
Intersegment Elimination [Member] | Pork [Member]
Segment Reporting Information [Line Items]
Sales	222	220
Other [Member]
Segment Reporting Information [Line Items]
Sales	0	20
Operating Income (Loss)	$ (8)	$ (11)